Acquisition (Tables)	9 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of assets acquired and liabilities assumed:

Fair value of assets acquired and liabilities assumed:
Prepaid expenses	$65
Accounts receivable	218
Intangible assets	1,654
Goodwill	5,142
Total assets acquired	7,079
Deferred revenue	(796)
Accrued liabilities	(78)
Total fair value of assets acquired and liabilities assumed	$6,205

Summary of Pro Forma Financial Information (unaudited)

	Three months ended	Nine months ended
	December 31, 2016	December 31, 2016
Revenue	$48,567	$135,168
Net loss	(3,359)	(4,564)

Basic and diluted net loss per share	$(0.06)	$(0.08)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	54,949	54,625